                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2010

Check here if Amendment [ ]; Amendment Number: _________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marshfield Associates
Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kim Vinick
Title: CCO
Phone: (202) 828-6200

Signature, Place, and Date of Signing:


/s/ Kim Vinick                             Washington, DC          2/15/11
-------------------------------------   -------------------   ------------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
28-___________________   ________________________________________________
[Repeat as necessary.]

Marshfield Associates
FORM 13F

                        31-Dec-10

                                                                                              Voting Authority
                              Title of             Value  Shares/ Sh/ Put/ Invstmt   Other  -------------------
Name of Issuer                  class    CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------                -------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
Arch Capital Group Ltd        COM      G0450A105    54031  613636  SH      Sole              613636
Assured Guaranty Ltd          COM      G0585R106     8263  466816  SH      Sole              466816
Berkshire Hathaway Class A    COM      084670108    15658     130  SH      Sole                 130
Berkshire Hathaway Class B    COM      084670702    27103  338319  SH      Sole              338319
Brown & Brown, Inc.           COM      115236101    80652 3368929  SH      Sole             3368929
Capital Source Inc            COM      14055X102     5746  809283  SH      Sole              809283
Devon Energy Corp             COM      25179M103    11786  150127  SH      Sole              150127
Fairfax Financial Hldgs LTD   COM      303901102   160153  391037  SH      Sole              391037
Fastenal Co                   COM      311900104    30083  502130  SH      Sole              502130
Goldman Sachs Group Inc       COM      38141G104    61859  367859  SH      Sole              367859
HomeFed Corp                  COM      43739D307      470   21571  SH      Sole               21571
J.P. Morgan Chase & Co.       COM      46625H100    16810  396278  SH      Sole              396278
Johnson & Johnson             COM      478160104      962   15549  SH      Sole               15549
Leucadia National Corporation COM      527288104    59388 2035229  SH      Sole             2035229
MDC Holdings                  COM      552676108     7639  265507  SH      Sole              265507
Martin Marietta Materials     COM      573284106    45982  498505  SH      Sole              498505
Mc Donald's Corporation       COM      580135101     9254  120556  SH      Sole              120556
Moody's Corp.                 COM      615369105    18660  703103  SH      Sole              703103
NVR Inc.                      COM      62944T105    42371   61317  SH      Sole               61317
Symetra Financial Corp        COM      87151Q106    14563 1062976  SH      Sole             1062976
Sysco Corp                    COM      871829107     9304  316462  SH      Sole              316462
Toll Brothers Inc             COM      889478103    33508 1763557  SH      Sole             1763557
US Bancorp                    COM      902973304    37310 1383401  SH      Sole             1383401
Verisk Analytics Inc Class A  COM      92345Y106      312    9156  SH      Sole                9156
Vulcan Materials Co           COM      929160109    52471 1182849  SH      Sole             1182849
Wells Fargo & Company         COM      949746101    92348 2979934  SH      Sole             2979934
YUM! Brands Inc               COM      988498101   106454 2170311  SH      Sole             2170311

REPORT SUMMARY                      27 DATA RECORDS       1003140    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED